CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Q2 (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income (loss)	$ (20,014,418)	$ (13,726,756)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and other amortization	88,044	146,854
Stock-based compensation	368,436	873,023
Write-off of leasehold improvements	0	238,501
Non-cash interest expense	0	10,052
Changes in assets and liabilities:
Accounts receivable	(30,812,004)	(277,582)
Inventory	(16,484,805)	10,273,989
Deferred costs	(3,252,176)	(13,098,787)
Prepaid expenses and other current assets	(1,500,309)	(299,881)
Other assets	1,347,956	0
Deferred income taxes, net	11,445	9,627
Accounts payable, accrued expenses and other current liabilities	5,894,550	2,553,407
Increase/decrease in PharmAthene liability	203,654,855	0
Liabilities subject to compromise	(206,972,170)	(206,396,829)
Deferred revenue	33,035,036	233,658,167
Other liabilities	(42,114)	(33,764)
Net cash provided by (used in) operating activities	(34,677,674)	13,930,021
Cash flows from investing activities:
Capital expenditures	(10,998)	0
Restricted Cash	0	4,000,000
Net cash (used in) provided by investing activities	(10,998)	4,000,000
Cash flows from financing activities:
Net proceeds from exercise of warrants and options	0	12,200
Repayments of long-term debt	0	(2,000,000)
Net cash provided by financing activities	0	(1,987,800)
Net increase (decrease) in cash and cash equivalents	(34,688,672)	15,942,221
Cash and cash equivalents at beginning of period	112,711,028	99,713,929
Cash and cash equivalents at end of period	$ 78,022,356	$ 115,656,150